Income Taxes - Geographical Distribution of Income (Loss) before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
United States	$ (11,830)	$ (13,707)
Foreign	(11)	(17)
Income (loss) before income taxes	(11,841)	(13,724)
Income (loss) resulting from discontinued operations	$ (1,494)	$ (3,593)